DEBT (Schedule of Outstanding Exchangeable) (Details)	1 Months Ended
	Aug. 31, 2020 Rate	Jan. 31, 2017 USD ($) $ / shares Rate	Dec. 31, 2020 $ / shares	Aug. 30, 2020 $ / shares
Exchangeable Notes
Debt Instrument [Line Items]
Conversion rate effective (per $1000 principal amount)		0.012026
2020 Exchangeable Notes
Debt Instrument [Line Items]
Cash coupon rate (per annum)				0.00%
Conversion rate effective (per $1000 principal amount) | Rate	334.00%
Effective conversion price effective (per ADS) (in usd per share) | $ / shares			$ 299.19	$ 299.19
2017 Exchangeable Notes
Debt Instrument [Line Items]
Principal amount | $		$ 287,495,000
Cash coupon rate (per annum)		1.25%
Conversion rate effective (per $1000 principal amount) | Rate		1205.00%
Effective conversion price effective (per ADS) (in usd per share) | $ / shares		$ 83.15